Related party transactions (Schedule of Significant Related Party Transactions) (Details) ¥ in Thousands, $ in Thousands, shares in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2015 CNY (¥)	May. 31, 2015 CNY (¥) shares	Mar. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Related party transactions [Line Items]
Repayment from related parties					¥ 316,181	¥ 1,500	¥ 1,000
Interest-free loan to related parties					159,000	1,500
Payment on behalf of a related party				$ 14,713	95,311	61,000
Sales of equipment to related party				$ 1,909	12,368	158	¥ 48
Online games revenue [Member]
Related party transactions [Line Items]
Revenue shared from related parties					¥ 163,912	¥ 65,247	¥ 29,528
Bigo [Member]
Related party transactions [Line Items]
Injections of capital		¥ 122,249
Shares issued to related party | shares		350
Ownership percentage				25.00%	25.00%
Sales of equipment to related party					¥ 12,058
Shanghang [Member] | Bandwidth service [Member]
Related party transactions [Line Items]
Expense with related party					74,661	¥ 42,470	¥ 21,272
Guangzhou Kuyou [Member]
Related party transactions [Line Items]
Injections of capital			¥ 15,000
Ownership percentage			20.00%
Zhuhai Daren [Member]
Related party transactions [Line Items]
Injections of capital	¥ 500
Ownership percentage	40.00%
Shanghai Yaoyu [Member] | Operating Rights for Games Broadcasting [Member]
Related party transactions [Line Items]
Purchase of operating rights from related party					11,486
Other Related Party [Member]
Related party transactions [Line Items]
Other transaction with related parties					9,095	¥ 1,563	¥ 7,164
Other Related Party [Member] | Operating rights for licensed games [Member]
Related party transactions [Line Items]
Purchase of operating rights from related party					¥ 10,022	¥ 6,836